Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Intangible assets are comprised of the following:

	December 31,
	2021	2020
Original amount:
Acquired technology	$10,244	$6,682
License	1,000	-
Customer relationships	3,504	3,504
Non-competition agreement	974	974
Software development costs	1,320	1,320
Distribution rights	380	250

	$17,422	$12,730
Accumulated amortization:
Acquired technology	2,355	1,424
License	46	-
Customer relationships	3,268	3,071
Non-competition agreement	596	360
Software development costs	844	404
Distribution rights	250	250

	7,359	5,509

Intangible assets, net	$10,063	$7,221

Amortization expenses for the years ended December 31, 2021, 2020 and 2019 were $1,850, $1,219 and $856, respectively.

b.	Amortization expenses for future the years is as shown below:

Years Ending December 31,	Amount

2022	$2,130
2023	1,599
2024	1,399
2025	1,246
2026	1,376
2027 and thereafter	2,313

$10,063